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                                                               Filed Pursuant to
                                                                     Rule 497(e)


                                   X.COM FUNDS
                                  July 21, 2000
                  (supplement to prospectus dated May 1, 2000)


 THIS PROSPECTUS SUPPLEMENT PROVIDES CERTAIN CLARIFICATIONS AND CORRECTIONS TO
             THE PROSPECTUS FOR THE X.COM INTERNATIONAL INDEX FUND.

DEFINITION OF "EAFE-Registered Trademark- INDEX" FOUND ON PAGE 8 OF THE
PROSPECTUS:
     The benchmark index for the X.com International Index Fund (the "International Fund") is the Morgan Stanley Capital International Europe, Australasia, Far East FREE Index (the "EAFE-Registered Trademark- Index"). The EAFE-Registered Trademark- Index is a widely recognized benchmark for foreign stocks that are available to non-domestic institutional investors by excluding companies and share classes not purchasable by foreigners, and includes over 1,000 established companies representing different sectors of the world economy in 21 developed markets.

NAME OF MASTER PORTFOLIO IN DEFINITION OF "EAFE-Registered Trademark- PORTFOLIO" FOUND ON PAGE 9 OF THE PROSPECTUS:
     As noted in the Prospectus, the International Fund seeks to achieve its investment objective by investing all of its assets in a master portfolio. That master portfolio is the International Index Master Portfolio (the "EAFE-Registered Trademark- Portfolio"), a series of Master Investment Portfolio ("MIP"), which seeks to match, as closely as practicable, before fees and expenses, the performance of the EAFE Index.

USE OF SAMPLING IN "PRINCIPAL STRATEGIES" FOUND ON PAGES 9 AND 10 OF THE
PROSPECTUS:
     The EAFE-Registered Trademark- Portfolio may use statistical sampling techniques to attempt to replicate the return of the EAFE-Registered Trademark-Index using a smaller number of securities. Statistical sampling techniques attempt to match the investment characteristics of an index by taking into account various factors and are designed to allow the EAFE-Registered Trademark-Portfolio to substantially replicate the investment performance of the EAFE-Registered Trademark- Index. However, the EAFE-Registered Trademark-Portfolio is not expected to track the EAFE-Registered Trademark- Index with the same accuracy as complete replication of the index would provide.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
REFERENCE.
     Thank you for your continued investment in the International Fund. Please call (888) 447-8999 with any questions.

                                   Sincerely,

                                   X.COM FUNDS

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